STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in fair value warrants derivative liabilities		$ 2,148,000	$ 26,000
Changes in operating assets and liabilities:
Net cash used by operating activities		(179,391,000)	(202,502,000)
Cash flows from investing activities:
Net cash used by investing activities		(21,587,000)	(14,850,000)
Cash flows from financing activities:
Net cash provided by financing activities		148,571,000	226,561,000
Net change in cash, cash equivalents, and restricted cash		(53,167,000)	8,862,000
Gores Metropoulos II, Inc.
Cash flows from operating activities:
Net loss	$ (39,918)	(10,578,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance costs related to warrant liabilities	0	918,141
Changes in fair value warrants derivative liabilities	0	1,740,000
Changes in operating assets and liabilities:
Changes in prepaid assets	0	(1,011,081)
Changes in accrued expenses, formation and offering costs	4,000	6,064,819
Changes in state franchise tax accrual	2,918	197,082
Net cash used by operating activities	(33,000)	(2,669,944)
Cash flows from investing activities:
Cash deposited in Trust Account	0	(450,000,000)
Interest and dividends reinvested in the Trust Account	0	(63,407)
Net cash used by investing activities	0	(450,063,407)
Cash flows from financing activities:
Proceeds from sale of Units in initial public offering	0	450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	0	11,000,000
Payment of underwriters’ discounts and commissions	0	(9,000,000)
Proceeds from Private Placement subscription	0	250,000
Proceeds from note payable—related party	300,000	1,500,000
Repayment of notes and advances payable – related party		(300,000)
Proceeds from sale of Class F common stock to Sponsor	25,000	0
Payments of accrued offering cost	(131,686)	(613,020)
Net cash provided by financing activities	193,314	452,836,980
Net change in cash, cash equivalents, and restricted cash	160,314	103,629
Cash, cash equivalents, and restricted cash at the beginning of year	0	160,314
Cash, cash equivalents, and restricted cash at the end of year	160,314	263,943	$ 160,314
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation	0	15,750,000
Cash paid for income and state franchise taxes	0	2,918
Deferred offering costs	$ 154,255	$ 0